Long Term Debt	12 Months Ended
Jun. 30, 2020
Long-term Debt, Unclassified [Abstract]
Long term debt

Note 12 - Long term debt

In November 2017, Puhui Beijing entered into two loan agreements for an amount of approximately $1.5 million with two individuals, which mature in November 2020. The interest rate is 13.5% per annum. Twenty percent of the principal or approximately $0.3 million, is due in one year from the loan origination date upon request. As of June 30, 2020, approximately $0.3 million has been repaid and approximately $1.2 million is outstanding. On October 27, 2020, the Company signed renewal agreements to extend the maturity date to December 31, 2021.

On January 30, 2019, the Company financed a vehicle with a three year loan for approximately $0.1 million. The Company paid a down payment of approximately $51,000, with monthly payments of approximately $2,000 due from February 2019 to January 2022, with an interest rate at 6% per annum. As of June 30, 2020, approximately $42,000 of loan principal remained outstanding.

Twelve months ending June 30,	Minimum loan payment
2021	$25,835
2022	1,145,825
Total minimum payments required	$1,171,660

Interest expense for the years ended June 30, 2020 and 2019 amounted to $184,332 and $199,861, respectively.